Provisions for pensions and similar obligations (Details 14)	12 Months Ended
Dec. 31, 2022
Banesprev Plans I [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 10 months 13 days
Banesprev Plans II [Member]
IfrsStatementLineItems [Line Items]
Plans	9 years 5 months 23 days
Banesprev Plans III [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 3 months 18 days
Banesprev Plans IV [Member]
IfrsStatementLineItems [Line Items]
Plans	10 years 1 month 9 days
Banesprev Plans V [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 2 months 8 days
Banesprev Pre-75 [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 9 months 29 days
Sanprev I [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 9 months 10 days
Sanprev II [Member]
IfrsStatementLineItems [Line Items]
Plans	9 years 2 months 26 days
Sanprev III [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 3 months
Bandeprev Basic [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 8 months 26 days
Bandeprev Special I [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 7 months 9 days
Bandeprev Special II [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 1 month 28 days
SantanderPrevi [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 10 months 24 days
C A C I B A N [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 8 months 1 day
D A B [Member]
IfrsStatementLineItems [Line Items]
Plans	4 years 9 months 14 days
D C A [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 2 months 1 day